Reconciliation of Adjusted Net Loss per Ordinary Share (As Restated) (Details) - Schedule of basic and diluted adjusted net loss per ordinary share - USD ($)	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2021		Jun. 30, 2020		Jun. 30, 2021		Jun. 30, 2020		Dec. 31, 2020		Dec. 31, 2019
Schedule of basic and diluted adjusted net loss per ordinary share [Abstract]
Net income	$ (111,078)		$ (115,707)		$ (281,238)		$ 286,851		$ 25,302		$ 2,168,220
Less: income attributable to ordinary shares subject to redemption	(10)	[1]	(3,920)	[1]	(19)	[1]	(90,220)	[1]	(78,261)	[2]	(2,334,598)	[2]
Adjusted net loss	$ (111,088)		$ (119,627)		$ (281,257)		$ 196,631		$ (52,959)		$ (166,378)
Basic and diluted weighted average shares outstanding (in Shares)	4,435,615	[3]	4,374,169	[3]	4,426,599	[3]	4,318,920	[3]	4,356,194	[4]	4,143,456	[4]
Basic and diluted adjusted net loss per ordinary share (in Dollars per share)	$ (0.03)		$ (0.03)		$ (0.06)		$ 0.05		$ (0.01)		$ (0.04)

[1]	Income attributable to ordinary shares subject to possible redemption was calculated in proportion of the interest income earned in Trust Account, which would be distributed to shareholders in the event they choose to exercise their redemption rights at the closing of a Business Combination.
[2]	Income attributable to ordinary shares subject to possible redemption was calculated in proportion of the interest income earned in Trust Account, which would be distributed to shareholders in the event they choose to exercise their redemption rights at the closing of a Business Combination.
[3]	Excludes an aggregate of up to 33,339 and 228,484 shares subject to possible redemption at June 30, 2021 and 2020, respectively.
[4]	Excludes an aggregate of up to 197,756 and 10,426,080 shares subject to possible redemption at December 31, 2020 and 2019, respectively.